Average Annual Total Returns - Institutional - Vanguard Developed Markets Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 1 Year	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 5 Years	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	10.27%	8.34%	5.93%	9.69%	7.58%	5.27%	6.44%	6.44%	4.68%	10.00%	8.35%	5.65%	10.00%	8.18%	5.92%	11.24%	9.07%	5.22%